Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Jun. 28, 2017
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares
Prospectus:
Trading Symbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares
Prospectus:
Trading Symbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SNWIX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class A Shares
Prospectus:
Trading Symbol	SNOAX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class C Shares
Prospectus:
Trading Symbol	SNOCX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SNOIX